Supplemental Financial Statements Information	12 Months Ended
Dec. 31, 2022
Supplemental Financial Statement information
7. SUPPLEMENTAL FINANCIAL STATEMENTS INFORMATION
Property and Equipment, Net
Property and equipment as of December 31, 2022 and December 31, 2021 are composed of the following:

	December 31,	December 31,
	2022	2021
Quantum computing fridges	$30,218	$17,190
Process equipment	23,330	16,170
Leasehold improvements	7,561	4,297
IT Hardware	3,035	2,428
Furniture and other assets	1,246	1,246

Total property and equipment	$65,390	$41,330

Less: Accumulated depreciation and amortization	(25,860)	(18,832)

Property and equipment - net	$39,530	$22,497

As of December 31, 2022 and December 31, 2021, 98% of the total gross property and equipment was located in the United States, and 2% of the total gross property and equipment was located in the United Kingdom. Total depreciation and amortization expense for the year ended December 31, 2022 and 11 months ended December 31, 2021 was $7.0 million and $4.7 million, respectively.
Accrued Expenses and O
ther
Current Liabilities

	December 31,	December 31,
	2022	2021
Utilities	$1,818	$—
Professional & subscription fees	2,044	1,377
Property and other taxes	1,161	571
Subcontractor cost	804	—
Payroll and other payroll costs	781	962
Property and equipment	639	—
Others	626	—
Accrued interest	314	248
Deferred offering costs	18	648

	$8,205	$3,806